Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest Income
Interest on loans, including fees	$ 15,657,000	$ 13,167,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	666,000	944,000
Total Interest Income	16,323,000	14,111,000
Interest Expense
Interest on deposits	4,216,000	4,287,000
Interest on Federal Home Loan Bank short-term borrowings	37,000	141,000
Interest on Federal Home Loan Bank long-term borrowings	607,000	479,000
Interest on Federal Reserve Bank long-term borrowings	108,000
Interest on subordinated debt	520,000	519,000
Total Interest Expense	5,488,000	5,426,000
Net Interest Income	10,835,000	8,685,000
Provision for Loan Losses	830,000	303,000
Net Interest Income after Provision for Loan Losses	10,005,000	8,382,000
Non-Interest Income
Insurance commissions	490,000	419,000
Income from bank-owned life insurance	80,000	80,000
Net gain on loans held for sale	4,319,000	3,014,000
Gain on the sale of SBA loans	115,000	265,000
Loss on sale of investment securities available for sale		(4,000)
Loss on sales and write-downs of other real estate owned	(197,000)	(221,000)
Total Non-Interest Income, net	6,655,000	4,953,000
Non-Interest Expense
Salaries and employee benefits	8,427,000	6,947,000
Directors’ fees and expenses	232,000	223,000
Occupancy and equipment	913,000	692,000
Data processing	717,000	508,000
Professional fees	541,000	416,000
FDIC deposit insurance assessment	121,000	15,000
Other real estate owned expenses	42,000	22,000
Advertising	113,000	195,000
Amortization of other intangible	49,000	49,000
Other	968,000	841,000
Total Non-Interest Expense	12,123,000	9,908,000
Income before Income Taxes	4,537,000	3,427,000
Income Taxes	1,292,000	950,000
Net Income	$ 3,245,000	$ 2,477,000
Earnings per share – basic (in dollars per share)	$ 1.64	$ 1.27
Average shares outstanding - basic (in shares)	1,975,836	1,956,612
Earnings per share - diluted (in dollars per share)	$ 1.61	$ 1.24
Average shares outstanding - diluted (in shares)	2,012,399	2,005,438
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue	$ 1,579,000	$ 1,152,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue	159,000	180,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue	$ 109,000	$ 68,000